Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for current expected credit losses	$ 0
Administrative fees	479,848	$ 143,739
Proceeds from a revenue sharing arrangement	$ 116,708	$ 345,924